UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baker Avenue Asset Management, LP
Address:  301 Battery Street, 2nd Floor
          San Francisco, CA 94111

Form 13F File Number:  028-13834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stacey Kruus
Title:    Chief Compliance Officer
Phone:    202-275-0089

Signature, Place, and Date of Signing:

       /s/ Stacey Kruus             Mercer Island, WA          November 1, 2011
       ----------------             -----------------          ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           70
                                         -----------

Form 13F Information Table Value Total:  $   150,252
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
----------------------------  ------------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                TITLE OF                  VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
       NAME OF ISSUER            CLASS        CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
----------------------------  ------------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------ -------
ABBOTT LABORATORIES           Common Stock  002824100          333        6,515  SH         Y                                  6,515
AES CORP                      Common Stock  00130H105          153       15,650  SH         Y                                 15,650
AGCO CORP NOTE
  1.250%12/15/36              Common Stock  001084AM            22       20,000  SH         Y                                 20,000
AMERICAN CAPITAL STRATEGIES
  LTD                         Common Stock  02503Y103           88       12,869  SH         Y                                 12,869
APPLE COMPUTER, INC.          Common Stock  037833100        6,082       15,950  SH   PUT   Y                                 15,950
AUTOZONE INC NEV              Common Stock  053332102        5,085       15,930  SH         Y                                 15,930
BILL BARRETT CORPORATION
  CONVERTIBLE SENIOR NOTES    Common Stock  06846NAA2           20       20,000  SH         Y                                 20,000
CHEVRONTEXACO CORP            Common Stock  166764100          255        2,750  SH         Y                                  2,750
COSTCO WHOLESALE CORP         Common Stock  22160K105          264        3,214  SH         Y                                  3,214
CURRENCYSHARES AUSTRALIAN
  DOLLAR TRUST                Common Stock  23129U101          366        3,770  SH         Y                                  3,770
CURRENCYSHARES SWISS FRANC
  TRUST                       Common Stock  23129V109          324        2,970  SH         Y                                  2,970
CURRENCYSHARESCDN DLR TR
  CDN DOLLARS SHS             Common Stock  23129X105          481        5,065  SH         Y                                  5,065
DELL INC                      Common Stock  24702R101          262       18,510  SH         Y                                 18,510
DOLLAR TREE STORES INC        Common Stock  256747108        5,241       69,755  SH         Y                                 69,755
ELECTRONICS ARTS              Common Stock  285512109          335       16,370  SH         Y                                 16,370
ENERGY CONVERS 3%13 CVT
  BOND DUE 06/15/13           Common Stock  292659AA             5       12,000  SH         Y                                 12,000
ETFS GOLD TRUST ETF           Common Stock  26922Y105        5,135       31,880  SH         Y                                 31,880
ETFS SILVER TR SILVER SHS
  ETF                         Common Stock  26922X107          597       20,220  SH         Y                                 20,220
FIRST TR LARGE CAP CORE
  ALPHADEX FD COMSHS          Common Stock  33734K109        6,811      277,760  SH         Y                                277,760
GENERAL ELECTRIC CO           Common Stock  369604103          348       22,851  SH         Y                                 22,851
GILEAD SCIENCES INC           Common Stock  375558103          272        7,010  SH         Y                                  7,010
INTEL                         Common Stock  458140100          345       16,185  SH         Y                                 16,185
INTL BUSINESS MACHINES        Common Stock  459200101        5,503       31,470  SH         Y                                 31,470
ISHARES 1-3 YR TREASURY BOND  Mutual Fund   464287457        2,117       25,030  SH         Y                                 25,030
ISHARES 1-3 YR CREDIT BOND
  ETF                         Common Stock  464288646        9,645       92,755  SH         Y                                 92,755
ISHARES AGGREGATE BOND ETF    Common Stock  464287226          629        5,715  SH         Y                                  5,715
ISHARES BARCLAYS TIPS BOND    Mutual Fund   464287176        4,005       35,040  SH         Y                                 35,040
ISHARES DOW JONES SELECT
  DIVIDEND INDEX              Common Stock  464287168          296        6,130  SH         Y                                  6,130
ISHARES GOLD ETP              Common Stock  464285105          252       15,897  SH         Y                                 15,897
ISHARES IBOXX HIGH YIELD
  CORPORATE BD                Mutual Fund   464288513        1,414       17,075  SH         Y                                 17,075
ISHARES IBOXX INVEST GRADE
  CORP BOND                   Common Stock  464287242        5,235       46,610  SH         Y                                 46,610
ISHARES RUSSELL 1000 VALUE
  ETF                         Mutual Fund   464287598        4,882       86,272  SH         Y                                 86,272
ISHARES RUSSELL 2000 VALUE    Mutual Fund   464287630          553        9,699  SH         Y                                  9,699
ISHARES S&P U.S. PREFERRED
  STOCK ETF                   Common Stock  464288687        1,461       41,036  SH         Y                                 41,036
ISHARES SILVER TRUST          Mutual Fund   46428Q109        1,992       68,890  SH         Y                                 68,890
ISHARESJPMORGAN USD
  EMERGING MKTS BDFD          Common Stock  464288281          722        6,850  SH         Y                                  6,850
JA SOLAR HOLDINGS CO LTD
  4.50000% 05/15/2013JA
  SOLAR HOLDINGS CO LTD       Common Stock  466090AA5           18       27,000  SH         Y                                 27,000
JP MORGAN CHASE & CO          Common Stock  46625H100          218        7,246  SH         Y                                  7,246
KROGER CO                     Common Stock  501044101          268       12,190  SH         Y                                 12,190
MASTERCARD INC                Common Stock  57636Q104        4,821       15,202  SH         Y                                 15,202
MCDONALDS CORP                Common Stock  580135101        5,900       67,186  SH         Y                                 67,186
MICROSOFT                     Common Stock  594918104          422       16,962  SH         Y                                 16,962
NII HLDGS INC NOTE 3.125%
  6/15/12                     Common Stock  62913FAJ1           33       33,000  SH         Y                                 33,000
ORACLE CORPORATION            Common Stock  68389X105        1,453       50,566  SH         Y                                 50,566
PHILIP MORRIS INTL INC        Common Stock  718172109        4,634       74,290  SH         Y                                 74,290
PIMCO ENHANCED SHORT MAT
  STR FUND ETF                Common Stock  72201R833       10,570      105,260  SH         Y                                105,260
POWERSHS EXCH TRAD FD TR
  POWERSHARES DWA TECH        Common Stock  73935X153          250       11,390  SH         Y                                 11,390
PRAXAIR INC                   Common Stock  74005P104          239        2,562  SH         Y                                  2,562
PRECISION CASTPARTS CORP      Common Stock  740189105        4,789       30,805  SH         Y                                 30,805
PUBLIC STORAGE INC            Common Stock  74460D109        4,462       40,068  SH         Y                                 40,068
SANDISK CORP SR NT CV
  1.00000% 05/15/2013         Common Stock  80004CAC5           17       18,000  SH         Y                                 18,000
SECTOR SPDR TR SHS BEN INT
  UTILITIES                   Mutual Fund   81369Y886        1,448       43,066  SH         Y                                 43,066
SPDR BARCLAYS CAPITAL INTL
  TREASURY BOND               Common Stock  78464A516        2,017       33,550  SH         Y                                 33,550
SPDR DOW JONES INDUSTRIAL
  ETF                         Mutual Fund   78467X109        1,367       12,550  SH         Y                                 12,550
SPDR GOLD ETF                 Mutual Fund   78463V107        2,796       17,687  SH         Y                                 17,687
SPDR SER TR LEHMAN SHORT
  TERM INTL TREAS BD ETF      Common Stock  78464A334          378       10,140  SH         Y                                 10,140
SPDR SER TR S&P DIVID ETF     Common Stock  78464A763        1,751       36,065  SH         Y                                 36,065
SPROTT PHYSICAL GOLDT TRUST   Common Stock  85207H104        8,157      581,375  SH         Y                                581,375
SPROTT PHYSICAL SILVER
  TRUST TRUST UNIT ISIN
  #CA85207K1075SEDOL
  #B5THDS5                    Common Stock  85207K107        2,222      159,840  SH         Y                                159,840
SUNTECH POWER HOLDINGS CO
  SERIES CONVERTIBLE 3%
  03/15/2013                  Common Stock  86800CAE4           13       32,000  SH         Y                                 32,000
UNITED PARCEL SVC INC CL B    Common Stock  911312106          249        3,950  SH         Y                                  3,950
VANGUARD REIT INDEX           Common Stock  922908553          539       10,590  SH         Y                                 10,590
VANGUARD SHORT TERM BOND      Common Stock  921937827        4,768       58,560  SH         Y                                 58,560
VANGUARD TOTAL BOND MARKET    Common Stock  921937835        1,010       12,060  SH         Y                                 12,060
VANGUARD TOTAL STK MKT        Common Stock  922908769        7,434      128,791  SH         Y                                128,791
VERISIGN INC SDCV 3.250%
  8/15/37                     Common Stock  92343EAD4           20       20,000  SH         Y                                 20,000
VERIZON COMMUNICATIONS        Common Stock  92343V104          333        9,060  SH         Y                                  9,060
WATSON PHARMACEUTICALS INC    Common Stock  942683103        5,246       76,870  SH         Y                                 76,870
WISDOMTREE DREYFUS CHINESE
  YUAN FD                     Common Stock  97717W182          465       18,400  SH         Y                                 18,400
WISDOMTREE TR BRAZILIAN
  REAL FD                     Common Stock  97717W240          415       16,985  SH         Y                                 16,985